Legal Proceedings	12 Months Ended
Dec. 31, 2014
Legal Proceedings [Abstract]
Legal Proceedings

13. Legal Proceedings

The Company finalized and paid $8,000 related to the settlement of a vendor fee dispute in 2014, with $3,000 and $5,000 of this amount recognized within sales, marketing, general and administrative expense during the years ended December 31, 2014 and 2013, respectively.

Additionally, in the normal course of business, the Company is involved in various claims and legal proceedings. While the ultimate resolution of these matters has yet to be determined, the Company does not believe that their outcomes will have a material adverse effect on the Company’s consolidated financial position, results of operations or liquidity.